Capital and financial risk management - Capital management (Details) - EUR (€) € in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Jan. 04, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair value of financial instruments
Net debt	€ 27,033		€ 29,631
Financial liabilities under put option arrangements	1,844		1,838
Equity	63,445	€ 70,943	68,607	€ 2,464	€ 73,719	€ 85,136
Capital	€ 92,322		€ 100,076